Equity	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Equity
Equity
Share capital
As at 31 December 2021, the Company has issued and fully paid 456,235,032 Shares. Shares in issue have one voting right each and no restrictions related to dividends or return of capital.

	Number of Shares	Share capital
	millions	€ million
As at 1 January 2019	475	5
Issuances of Shares	2	—
Cancellation of Shares	(21)	—
As at 31 December 2019	456	5
Issuance of Shares	2	—
Cancellation of Shares	(3)	—
As at 31 December 2020	455	5
Issuance of Shares	1	—
Cancellation of Shares	—	—
As at 31 December 2021	456	5
The number of Shares increased in 2021, 2020 and 2019 from the issue of 1,589,522, 1,310,833 and 2,092,404 Shares, respectively, following the exercise of share-based payment awards.
In connection with the Company’s share buyback programmes 3,065,200 and 20,612,593 shares were cancelled in 2020 and 2019, respectively. No shares were repurchased in 2021.
Share premium
The share premium account increased by cash received for the exercise of options by €28 million in 2021, €14 million in 2020 and €26 million in 2019.
Merger reserves
The consideration transferred to acquire CCIP and CCEG qualified for merger relief under the Companies Act. As such, the excess consideration transferred over nominal value of €287 million was required to be excluded from the share premium account and recorded to merger reserves.
Other reserves
The following table summarises the balances in other reserves (net of tax) as at the dates presented:

	31 December 2021	31 December 2020	31 December 2019
	€ million	€ million	€ million
Cash flow hedge reserve	151	20	(17)
Net investment hedge reserve	197	197	197
Foreign currency translation adjustment reserve	(509)	(754)	(629)
Other reserves	5	—	—
Total other reserves	(156)	(537)	(449)
Other reserves relates to cost of hedging which represents forward point on spot designations, time value of options and currency basis.
Movements, including the tax effects, in these accounts through to 31 December 2021 are included in the consolidated statement of comprehensive income.
Dividends
Dividends are recorded within the Group’s consolidated financial statements in the period in which they are paid. On 6 December 2021, the Group paid a full year dividend of €1.40 per Share. A full year dividend of €0.85 per Share was paid in 2020.

	31 December 2021	31 December 2020	31 December 2019
	€ million	€ million	€ million
First half dividend(A)	—	—	290
Second half dividend(B)	638	386	284
Total dividend on ordinary shares paid	638	386	574
(A)Dividend of €0.62 per Share was paid in first half of 2019.
(B)Dividend of €0.62 per Share was paid in second half of 2019.
Dividends attributable to restricted stock units and performance share units that are unvested at the period end date are accrued accordingly. During 2021, an incremental dividend accrual of €1 million has been recognised (2020: €1 million, 2019: nil).
Non-controlling interest
In connection with the Acquisition, non-controlling interests (NCI) of €228 million were recognised at fair value at the acquisition date with respect to PT Coca-Cola Bottling Indonesia, Paradise Beverages (Fiji) Group and Samoa Breweries Limited, of which €216 million relates to TCCC’s 29.4% ownership interest in PT Coca-Cola Bottling Indonesia. The Group recognises changes in NCI based upon post-Acquisition results for the year and movements in reserves.
Subsequent to the Acquisition, transactions with non-controlling interests totalled €73 million and included €62 million related to the return of capital to TCCC and €11 million related to the acquisition of the remaining non-controlling interest relating to Paradise Beverages.
As at 31 December 2021, equity attributable to non-controlling interest was €177 million representing 29.4% of PT Coca-Cola Bottling Indonesia held by TCCC and 6.1% of Samoa Breweries Limited held by numerous investors.